EMPLOYEE BENEFIT PLANS - Funded Status and Amounts Recognized in Consolidated and Combined Balance Sheets (Details) - Foreign Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in projected benefit obligation:
Projected benefit obligation - beginning of year	$ 59.4	$ 59.3
Service cost	1.2	1.2	$ 1.1
Interest cost	1.3	1.7	1.8
Actuarial (gains) losses	(1.8)	6.7
Plan amendment	0.0	(0.2)
Benefits paid	(2.4)	(2.9)
Foreign exchange and other	(6.1)	(6.4)
Projected benefit obligation - end of year	51.6	59.4	59.3
Change in plan assets:
Fair value of plan assets - beginning of year	4.1	4.2
Actual return on plan assets	0.3	0.2
Contributions (employer and employee)	0.2	0.3
Benefits paid	(0.1)	(0.1)
Foreign exchange and other	(0.3)	(0.5)
Fair value of plan assets - end of year	4.2	4.1	$ 4.2
Funded status at year-end	(47.4)	(55.3)
Amounts recognized in the consolidated and combined balance sheets consist of:
Accrued expenses	(2.0)	(2.1)
Other long-term liabilities	(45.4)	(53.2)
Net amount recognized	(47.4)	(55.3)
Amount recognized in accumulated other comprehensive loss (pre-tax) consists of net prior service credits	$ 0.0	$ (0.1)